Income Taxes (Tables)	9 Months Ended
Sep. 30, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expense
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Current tax expense (recovery)	$3,841	$(5,636)	$4,894	$8,834
Deferred tax recovery	(7,296)	(11,185)	(12,292)	(20,939)
Tax recovery	$(3,455)	$(16,821)	$(7,398)	$(12,105)

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Loss before income taxes	$(160,677)	$(137,904)	$(874,119)	$(109,116)
Multiplied by the statutory income tax rates	26.39%	26.39%	26.39%	26.39%
	(42,403)	(36,393)	(230,680)	(28,796)
Income tax recorded at rates different from the Canadian tax rate	(934)	(521)	(2,201)	(5,216)
Permanent differences	21,056	9,581	153,233	12,615
Effect of temporary differences not recognized as deferred tax assets	17,655	16,984	71,570	4,217
Foreign taxes	—	(36)	25	(170)
Change in estimates related to prior periods	365	36	5,342	126
Excess tax-benefits on share-based payments recognized directly in equity	1,028	—	1,573	—
Impact of foreign exchange	(222)	(6,569)	(6,260)	4,608
Other	—	97	—	511
Tax recovery	$(3,455)	$(16,821)	$(7,398)	$(12,105)
Effective income tax rate	2.15%	12.20%	0.85%	11.09%